RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table sets forth transactions with related parties:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2023	Phased period from January 1, 2022 to June 30, 2022
Ship management fee revenue (a)	—	455	2,030	1,342
Ship management and administrative services expense (a)	—	(687)	(4,534)	(730)
Insurance commission (b)	(208)	(276)	—	—
Debt guarantee compensation (c)	—	(169)	(837)	—
Commitment fee (d)	—	(20)	(119)	—
Office rental (e)	(209)	(444)	—	—
	(417)	(1,141)	(3,460)	612
Balances with related parties consisted of the following:

(in thousands of $)	December 31, 2024	December 31, 2023
Balances due to QPSL and its affiliates (e)	294	757

(a) Ship management fees revenue / Ship management and administrative services expense - Golar through its subsidiary, Golar Management Ltd. ("Golar Management"), charged ship management fees for the provision of technical and commercial management of the vessels. Each of our Vessels is subject to management agreements pursuant to which certain commercial and technical management services were provided by Golar. This provision of technical and commercial management services includes management of four vessels owned by QPSL, subsequently acquired by the Company in November 2022.

In addition, Golar Management and Golar Management (Bermuda) Ltd., entered into the TSA pursuant to which Golar provided corporate administrative services to CoolCo the TSA was subsequently replaced by the ASA, for the provision of IT, accounting, treasury, finance operations and other corporate overhead functions. The ASA expired on June 30, 2023.

Following the announcement on February 28, 2023 that Golar sold all (but one share) of its remaining shareholding interest in the common shares of the Company to EPS, it ceased to be a related party and subsequent transactions with Golar and its subsidiaries are treated as third party.
b) Insurance Services – Eastern Pacific Shipping Pte. Ltd., an affiliate of QPSL, provides CoolCo with insurance and claim handling services. The charges during the years ended December 31, 2024 and December 31, 2023 represent the commission paid as a percentage of the gross premium for such insurances placed.

c) Debt guarantee compensation – Golar agreed to remain as the guarantor of the payment obligations of two of the acquired subsidiaries' debt related to two LNG carriers, Kool Ice and Kool Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances, which as of December 31, 2023 was $176.7 million. The compensation amounted to $0.2 million for the year ended December 31, 2023. The guarantee ended on November, 14, 2024 and no amount remained on our consolidated balance sheet as of December 31, 2024.

(d) Commitment fee – We entered into a revolving credit facility of $25.0 million from Golar, which was terminated on May 28, 2023. The facility included a fixed interest rate and commitment fee on the undrawn loan of 5% and 0.5% per annum, respectively.

(e) Balances due to QPSL and its affiliates - Payables to QPSL and its affiliates as of December 31, 2024 are comprised of office rental. The balance as of December 31, 2023 is comprised primarily of the supervision cost capitalized in the Newbuild Vessels (See Note 12), and office rental.